Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage	$ 250,000	$ 250,000				$ 250,000		$ 250,000
Purchase of common stock		51,378		1,206,553		737,222	1,507,712
Offering costs	100,000
Applicable franchise and income taxes		$ 63,664		$ 370,729		$ 295,977	$ 500,784	1,113,001
Interest earned on marketable securities held in Trust Account		115,042		1,577,282		1,033,199	2,008,496	4,547,860
Net income (loss)	(1,650)	(383,243)	$ 573,582	$ 1,102,755	$ 262,896	$ 190,339	$ 1,365,651	$ 3,016,201
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Purchase of common stock						14,400,000		14,400,000
Net income (loss)
Class A redeemable common stock [Member]
Summary of Significant Accounting Policies (Textual)
Net income (loss)								3,434,759
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Textual)
Offering costs		$ 15,930,162				$ 15,930,162		$ 15,930,162